ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS	ORGANIZATION AND DESCRIPTION OF BUSINESS
Vallon Pharmaceuticals, Inc. (Vallon or the Company) was incorporated in Delaware in January 2018 (inception) and is based in Philadelphia, PA.
The Company is a biopharmaceutical company which has historically focused on the development and commercialization of novel abuse-deterrent medications for central nervous system (CNS) disorders. The Company’s lead investigational product candidate, ADAIR, was a proprietary, abuse-deterrent oral formulation of immediate-release dextroamphetamine (the main active ingredient in Adderall®), which was being developed for the treatment of Attention-Deficit Hyperactivity Disorder (ADHD) and narcolepsy. In March 2022, the Company announced that its Study to Evaluate the Abuse Liability, Pharmacokinetics, Safety and Tolerability of an Abuse-Deterrent d-Amphetamine Sulfate Immediate Release Formulation (SEAL) study for ADAIR did not reach its primary endpoint. In addition to ADAIR, the Company’s second product candidate, ADMIR, an abuse deterrent formulation of methylphenidate (Ritalin®), was also being developed for the treatment of ADHD.
While assessing the best path forward for the ADAIR and ADMIR development programs in relation to the results of the SEAL study, the Company engaged Ladenburg Thalmann & Co. Inc. (Ladenburg) to evaluate its strategic alternatives with the goal of maximizing stockholder value. Ladenburg was engaged to advise on the strategic review process, which could have included, without limitation, exploring the potential for a possible merger, business combination, investment into the Company, or a purchase, license or other acquisition of assets. In conjunction with the exploration of strategic alternatives, the Company streamlined operations to preserve its capital and cash resources.
After conducting a diligent and extensive process of evaluating strategic alternatives and identifying and reviewing potential candidates for a strategic acquisition or other transaction, which included the receipt of 15 formal merger proposals from interested parties and careful evaluation and consideration of those proposals, and following extensive negotiation with a number of possible candidates, on December 13, 2022, Vallon and GRI Bio, Inc. (GRI) entered into an Agreement and Plan of Merger (the Merger Agreement), pursuant to which a wholly-owned subsidiary of Vallon will merge with and into GRI, with GRI surviving as a wholly-owned subsidiary of Vallon (the Merger). The Merger will result in a clinical-stage biotechnology company focused on discovering, developing, and commercializing innovative therapies targeting serious diseases associated with dysregulated immune responses that lead to inflammatory, fibrotic, and autoimmune disorders.
At the effective time of the Merger (the Effective Time), each share of common stock of GRI, $0.01 par value per share (GRI Common Stock) outstanding immediately prior to the Effective Time, excluding any dissenting shares but including any shares of GRI Common Stock issued pursuant to the concurrent equity financing will be automatically converted into the right to receive a number of shares of common stock of Vallon, $0.0001 par value per share (Vallon Common Stock) equal to the exchange ratio, subject to adjustment for the proposed reverse stock split of Vallon Common Stock to be implemented prior to the consummation of the Merger as discussed in this Annual Report (the Reverse Split). The exchange ratio may be adjusted based on Vallon’s net cash at Closing and/or any reduction to Vallon’s valuation required in order to meet the initial listing requirements of The Nasdaq Stock Market LLC (Nasdaq).